INCOME TAXES (Details 4) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Deferred income tax assets (liabilities)
Property, plant and equipment	142.4	126.3	119.7
Non-capital loss carry-forwards	19.1	14.9	12.9
Employee future benefits	70.9	77.3	76.9
Other	5.0	4.5	3.0
Deferred Tax Assets and Liabilities Gross	237.4	223.0	212.5
Valuation allowance	(237.4)	(223.0)	(212.5)
Deferred Tax Assets and Liabilities Net Of Allowance	0	0	0